                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                         Van Kampen Emerging Growth Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


      VAN KAMPEN EMERGING GROWTH FUND

      PORTFOLIO OF INVESTMENTS MAY 31, 2005 (UNAUDITED)



                                                                          NUMBER OF
        DESCRIPTION                                                        SHARES        VALUE

        COMMON STOCKS 97.9%
        AEROSPACE & DEFENSE 4.1%
        Boeing Co.                                                         750,000   $ 47,925,000
        Goodrich Corp.                                                     650,000     27,209,000
        Lockheed Martin Corp.                                              600,000     38,934,000
        Precision Castparts Corp.                                          300,000     23,319,000
        Rockwell Collins, Inc.                                             600,000     29,634,000
        United Technologies Corp.                                          500,000     53,350,000
                                                                                     ------------
                                                                                      220,371,000
                                                                                     ------------

        AIR FREIGHT & LOGISTICS 0.3%
        C.H. Robinson Worldwide, Inc.                                      300,000     17,151,000
                                                                                     ------------

        APPAREL, ACCESSORIES & LUXURY GOODS 0.9%
        Coach, Inc. (a)                                                  1,600,000     46,464,000
                                                                                     ------------

        APPAREL RETAIL 2.8%
        Abercrombie & Fitch Co., Class A                                 1,000,000     57,330,000
        American Eagle Outfitters, Inc.                                  1,200,000     33,960,000
        Chico's FAS, Inc. (a)                                            1,000,000     34,210,000
        Urban Outfitters, Inc. (a)                                         500,000     26,670,000
                                                                                     ------------
                                                                                      152,170,000
                                                                                     ------------

        APPLICATION SOFTWARE 3.2%
        Amdocs, Ltd. (Guernsey) (a)                                        500,000     13,625,000
        Autodesk, Inc. (a)                                               2,000,000     79,160,000
        Cognos, Inc. (Canada) (a)                                          500,000     18,880,000
        Macromedia, Inc. (a)                                               500,000     22,110,000
        SAP AG - ADR (Germany)                                           1,000,000     41,250,000
                                                                                     ------------
                                                                                      175,025,000
                                                                                     ------------

        ASSET MANAGEMENT & CUSTODY BANKS 0.6%
        Franklin Resources, Inc.                                           450,000     32,463,000
                                                                                     ------------

        BIOTECHNOLOGY 5.6%
        Affymetrix, Inc. (a)                                               500,000     26,745,000
        Amgen, Inc. (a)                                                    800,000     50,064,000
        Celgene Corp. (a)                                                  800,000     33,872,000
        Genentech, Inc. (a)                                              1,000,000     79,250,000
        Genzyme Corp. (a)                                                  750,000     46,792,500
        Gilead Sciences, Inc. (a)                                        1,000,000     40,800,000

        Invitrogen Corp. (a)                                              300,000    23,799,000
                                                                                    -----------
                                                                                    301,322,500
                                                                                    -----------

        BROADCASTING & CABLE TV 0.6%
        XM Satellite Radio Holdings, Inc., Class A (a)                  1,000,000    32,110,000
                                                                                    -----------

        CASINOS & GAMING 0.8%
        Boyd Gaming Corp.                                                 500,000    26,430,000
        Penn National Gaming, Inc. (a)                                    500,000    16,285,000
                                                                                    -----------
                                                                                     42,715,000
                                                                                    -----------

        COMMUNICATIONS EQUIPMENT 3.1%
        Comverse Technology, Inc. (a)                                   1,500,000    35,295,000
        F5 Networks, Inc. (a)                                             500,000    25,605,000
        Juniper Networks, Inc. (a)                                      1,500,000    38,460,000
        Nokia Corp. - ADR (Finland)                                     3,000,000    50,580,000
        Scientific-Atlanta, Inc.                                          500,000    16,650,000
                                                                                    -----------
                                                                                    166,590,000
                                                                                    -----------

        COMPUTER HARDWARE 3.6%
        Apple Computer, Inc. (a)                                        2,500,000    99,275,000
        Dell, Inc. (a)                                                  1,500,000    59,835,000
        NCR Corp. (a)                                                   1,000,000    36,630,000
                                                                                    -----------
                                                                                    195,740,000
                                                                                    -----------

        COMPUTER STORAGE & PERIPHERALS 1.6%
        EMC Corp. (a)                                                   3,000,000    42,180,000
        Network Appliance, Inc. (a)                                     1,000,000    28,760,000
        Seagate Technology (Cayman Islands) (a)                           750,000    15,915,000
                                                                                    -----------
                                                                                     86,855,000
                                                                                    -----------

        CONSUMER FINANCE 1.2%
        American Express Co.                                              600,000    32,310,000
        Capital One Financial Corp.                                       400,000    30,160,000
                                                                                    -----------
                                                                                     62,470,000
                                                                                    -----------

        DATA PROCESSING & OUTSOURCING SERVICES 0.7%
        CheckFree Corp. (a)                                               350,000    13,065,500
        Fiserv, Inc. (a)                                                  600,000    25,800,000
                                                                                    -----------
                                                                                     38,865,500
                                                                                    -----------

        DEPARTMENT STORES 2.2%
        Federated Department Stores, Inc.                                 500,000    33,725,000
        J.C. Penney Co., Inc.                                           1,000,000    49,760,000
        Nordstrom, Inc.                                                   600,000    36,624,000
                                                                                    -----------
                                                                                    120,109,000
                                                                                    -----------

        DISTILLERS & VINTNERS 0.5%
        Constellation Brands, Inc., Class A (a)                         1,000,000    27,810,000
                                                                                    -----------

        DIVERSIFIED BANKS 1.8%
        Bank of America Corp.                                            1,000,000     46,320,000
        Wachovia Corp.                                                   1,000,000     50,750,000
                                                                                      -----------
                                                                                       97,070,000
                                                                                      -----------

        DIVERSIFIED METALS & MINING 0.8%
        Arch Coal, Inc.                                                    250,000     12,112,500
        Peabody Energy Corp.                                               700,000     33,418,000
                                                                                      -----------
                                                                                       45,530,500
                                                                                      -----------

        DRUG RETAIL 0.9%
        CVS Corp.                                                          850,000     46,622,500
                                                                                      -----------

        ELECTRIC UTILITIES 1.5%
        Exelon Corp.                                                       900,000     42,165,000
        TXU Corp.                                                          500,000     40,140,000
                                                                                      -----------
                                                                                       82,305,000
                                                                                      -----------

        ELECTRONIC MANUFACTURING SERVICES 0.5%
        Jabil Circuit, Inc. (a)                                          1,000,000     29,230,000
                                                                                      -----------

        FERTILIZERS & AGRICULTURAL CHEMICALS 0.5%
        Monsanto Co.                                                       500,000     28,500,000
                                                                                      -----------

        FOOTWEAR 0.8%
        Nike, Inc., Class B                                                550,000     45,210,000
                                                                                      -----------

        HEALTH CARE EQUIPMENT 2.1%
        Becton, Dickinson & Co.                                            600,000     34,470,000
        C.R. Bard, Inc.                                                    600,000     40,950,000
        St. Jude Medical, Inc. (a)                                       1,000,000     40,120,000
                                                                                      -----------
                                                                                      115,540,000
                                                                                      -----------

        HEALTH CARE FACILITIES 1.3%
        HCA, Inc.                                                          850,000     45,900,000
        Triad Hospitals, Inc. (a)                                          500,000     25,360,000
                                                                                      -----------
                                                                                       71,260,000
                                                                                      -----------

        HEALTH CARE SERVICES 2.7%
        Caremark Rx, Inc. (a)                                            1,250,000     55,825,000
        Medco Health Solutions, Inc. (a)                                   750,000     37,500,000
        Quest Diagnostics, Inc.                                            500,000     52,500,000
                                                                                      -----------
                                                                                      145,825,000
                                                                                      -----------

        HEALTH CARE SUPPLIES 0.5%
        Bausch & Lomb, Inc.                                                350,000     27,331,500
                                                                                      -----------

        HOMEBUILDING 2.2%
        D.R. Horton, Inc.                                                  500,000     17,285,000
        KB Home                                                            600,000     40,524,000

        Toll Brothers, Inc. (a)                                           650,000     60,183,500
                                                                                     -----------
                                                                                     117,992,500
                                                                                     -----------

        HOTELS, RESORTS & CRUISE LINES 0.8%
        Starwood Hotels & Resorts Worldwide, Inc.                         750,000     41,977,500
                                                                                     -----------

        HOUSEHOLD PRODUCTS 0.5%
        Clorox Co.                                                        450,000     26,284,500
                                                                                     -----------

        HYPERMARKETS & SUPER CENTERS 0.6%
        Costco Wholesale Corp.                                            750,000     34,065,000
                                                                                     -----------

        INDUSTRIAL CONGLOMERATES 1.9%
        General Electric Co.                                            1,750,000     63,840,000
        Textron, Inc.                                                     500,000     38,645,000
                                                                                     -----------
                                                                                     102,485,000
                                                                                     -----------

        INTEGRATED OIL & GAS 1.0%
        Exxon Mobil Corp.                                               1,000,000     56,200,000
                                                                                     -----------

        INTERNET RETAIL 0.7%
        eBay, Inc. (a)                                                  1,000,000     38,010,000
                                                                                     -----------

        INTERNET SOFTWARE & SERVICES 3.5%
        Google, Inc., Class A (a)                                         300,000     83,520,000
        VeriSign, Inc. (a)                                              1,000,000     32,350,000
        Yahoo!, Inc. (a)                                                2,000,000     74,400,000
                                                                                     -----------
                                                                                     190,270,000
                                                                                     -----------

        INVESTMENT BANKING & BROKERAGE 1.3%
        Bear Stearns Co., Inc.                                            500,000     49,520,000
        Lehman Brothers Holdings, Inc.                                    250,000     23,050,000
                                                                                     -----------
                                                                                      72,570,000
                                                                                     -----------

        IT CONSULTING & OTHER SERVICES 0.9%
        Cognizant Technology Solutions Corp., Class A (a)               1,000,000     48,000,000
                                                                                     -----------

        LIFE & HEALTH INSURANCE 0.8%
        Prudential Financial, Inc.                                        700,000     44,317,000
                                                                                     -----------

        MANAGED HEALTH CARE 4.0%
        Aetna, Inc.                                                       750,000     58,507,500
        Humana, Inc. (a)                                                  750,000     27,270,000
        Pacificare Health Systems (a)                                     500,000     31,415,000
        UnitedHealth Group, Inc.                                        1,400,000     68,012,000
        WellPoint, Inc. (a)                                               250,000     33,250,000
                                                                                     -----------
                                                                                     218,454,500
                                                                                     -----------

        MOVIES & ENTERTAINMENT 1.6%
        News Corp., Ltd., Class B                                       2,000,000     33,420,000

        Walt Disney Co.                                                 2,000,000     54,880,000
                                                                                     -----------
                                                                                      88,300,000
                                                                                     -----------

        OIL & GAS DRILLING 1.9%
        Diamond Offshore Drilling, Inc.                                   750,000     35,437,500
        Noble Corp.                                                       750,000     42,465,000
        Patterson-UTI Energy, Inc.                                      1,000,000     26,490,000
                                                                                     -----------
                                                                                     104,392,500
                                                                                     -----------

        OIL & GAS EXPLORATION & PRODUCTION 2.6%
        Burlington Resources, Inc.                                      1,000,000     50,680,000
        Devon Energy Corp.                                                750,000     34,425,000
        EOG Resources, Inc.                                               750,000     37,417,500
        Quicksilver Resources, Inc. (a)                                   300,000     15,660,000
                                                                                     -----------
                                                                                     138,182,500
                                                                                     -----------

        OIL & GAS REFINING & MARKETING 0.6%
        Sunoco, Inc.                                                      300,000     30,771,000
                                                                                     -----------

        PACKAGED FOODS & MEATS 1.9%
        General Mills, Inc.                                               550,000     27,225,000
        Hershey Foods Corp.                                               800,000     51,368,000
        Kellogg Co.                                                       500,000     22,745,000
                                                                                     -----------
                                                                                     101,338,000
                                                                                     -----------

        PERSONAL PRODUCTS 0.7%
        Gillette Co.                                                      750,000     39,555,000
                                                                                     -----------

        PHARMACEUTICALS 6.7%
        GlaxoSmithKline plc - ADR (United Kingdom)                        800,000     39,760,000
        Johnson & Johnson                                               2,000,000    134,200,000
        Novartis AG - ADR (Switzerland)                                 1,100,000     53,713,000
        Roche Holdings, Inc. - ADR (Switzerland)                          850,000     53,730,965
        Teva Pharmaceutical Industries, Ltd. - ADR (Israel)             1,100,000     36,707,000
        Wyeth                                                           1,100,000     47,707,000
                                                                                     -----------
                                                                                     365,817,965
                                                                                     -----------

        PROPERTY & CASUALTY 0.8%
        ACE, Ltd. (Bermuda)                                               350,000     15,127,000
        Allstate Corp.                                                    500,000     29,100,000
                                                                                     -----------
                                                                                      44,227,000
                                                                                     -----------

        PUBLISHING 1.3%
        Getty Images, Inc. (a)                                            450,000     33,678,000
        McGraw-Hill Co., Inc.                                             800,000     34,928,000
                                                                                     -----------
                                                                                      68,606,000
                                                                                     -----------

        RAILROADS 0.9%
        Burlington Northern Santa Fe Corp.                              1,000,000     49,420,000
                                                                                     -----------


        RESTAURANTS 2.4%
        Darden Restaurants, Inc.                                            750,000       24,360,000
        McDonald's Corp.                                                  1,500,000       46,410,000
        Starbucks Corp. (a)                                                 400,000       21,900,000
        Yum! Brands, Inc.                                                   700,000       35,903,000
                                                                                       -------------
                                                                                         128,573,000
                                                                                       -------------

        SEMICONDUCTOR EQUIPMENT 1.3%
        Applied Materials, Inc.                                           2,000,000       32,820,000
        Lam Research Corp. (a)                                            1,250,000       38,350,000
                                                                                       -------------
                                                                                          71,170,000
                                                                                       -------------

        SEMICONDUCTORS 6.4%
        Altera Corp. (a)                                                  1,250,000       27,737,500
        Broadcom Corp., Class A (a)                                       1,250,000       44,362,500
        Intel Corp.                                                       3,000,000       80,790,000
        Marvell Technology Group, Ltd. (Bermuda) (a)                      2,000,000       81,920,000
        National Semiconductor Corp.                                      1,500,000       30,180,000
        NVIDIA Corp. (a)                                                  1,000,000       27,190,000
        Texas Instruments, Inc.                                           2,000,000       55,280,000
                                                                                       -------------
                                                                                         347,460,000
                                                                                       -------------

        SOFT DRINKS 0.8%
        PepsiCo, Inc.                                                       750,000       42,225,000
                                                                                       -------------

        SPECIALIZED FINANCE 0.4%
        Chicago Mercantile Exchange                                         100,000       21,619,000
                                                                                       -------------

        SPECIALTY STORES 0.5%
        Advanced Auto Parts, Inc. (a)                                       500,000       29,635,000
                                                                                       -------------

        STEEL 0.5%
        Nucor Corp.                                                         500,000       26,480,000
                                                                                       -------------

        SYSTEMS SOFTWARE 2.8%
        Adobe Systems, Inc.                                               2,000,000       66,120,000
        Computer Associates International, Inc.                               6,656          181,509
        Microsoft Corp.                                                   2,000,000       51,600,000
        Oracle Corp. (a)                                                  2,500,000       32,050,000
                                                                                       -------------
                                                                                         149,951,509
                                                                                       -------------

        THRIFTS & MORTGAGE FINANCE 0.0%
        Countrywide Financial Corp.                                               1               37
                                                                                       -------------

        WIRELESS TELECOMMUNICATION SERVICES 0.4%
        Nextel Partners, Inc., Class A (a)                                  800,000       19,000,000
                                                                                       -------------

        TOTAL LONG-TERM INVESTMENTS 97.9%
           (Cost $4,488,025,353)                                                       5,310,005,011


        REPURCHASE AGREEMENT 2.3%
        State Street Bank & Trust Co.
        ($123,149,000 par
        collateralized by U.S.
        Government obligations in a
        pooled cash account, interest
        rate of 2.96%, dated
        05/31/05, to be sold on
        06/01/05 at $123,159,126)                                                        123,149,000
                                                                                      --------------
           (Cost $123,149,000)

        TOTAL INVESTMENTS 100.2%
           (Cost $4,611,174,353)                                                       5,433,154,011

        LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)                                     (11,105,388)
                                                                                      --------------

        NET ASSETS 100.0%                                                             $5,422,048,623
                                                                                      ==============

        Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR   - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Emerging Growth Fund

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
 Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2005

By: /s/ James W. Garrett
   ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: July 20, 2005